As filed with the Securities and Exchange Commission
                                on November 16, 1995
                       Registration No. 33-33144; 811-6030

                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                 Post-Effective Amendment No. 15                   [x]

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

                               Amendment No. 16                    [x]

                         (Check appropriate box or boxes)
                           ------------------------
                              THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------
        Registrant's Telephone Number, including Area Code: (800) 321-7854
                               Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
 Robert M. Kurucza, Esq.                           Carl Frischling, Esq.
 Marco E. Adelfio, Esq.                            Kramer, Levin, Naftalis,
 Morrison & Foerster                               Nessen, Kamin & Frankel
 2000 Pennsylvania Ave., N.W., Suite 5500          919 Third Avenue
 Washington, D.C.  20006                           New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

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
[ ] Immediately upon filing pursuant to Rule 485(b); or   [x] on January 3, 1996 pursuant to Rule 485(b), or

[ ] 60 days after filing pursuant to Rule 485(a), or      [ ] on ___________ pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         CALCULATION OF REGISTRATION FEE
                        UNDER THE SECURITIES ACT OF 1933



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

                                            Proposed Maximum      Proposed Maximum
Title of Securities                         Offering Price Per    Aggregate Offering    Amount of
Being Registered       Amount Being         Share**               Price*                Registration
                       Registered                                                       Fee

Shares of Beneficial   Indefinite*          N/A                   N/A                   N/A
Interest

Shares of Beneficial   2,000,000,000        $1.00                 $2,000,000,000        $400,000
Interest

* Registrant continues its election to register an indefinite number or amount of shares of beneficial interest under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended April 30, 1995 was filed on June 26, 1995.

** Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. Pursuant to this amendment, the Registrant is registering 2,000,000,000 Shares ($2,000,000,000 worth of Shares) for $400,000. The proposed maximum offering price per Share, as calculated pursuant to Rule 457(d) under the Securities Act of 1933 on the basis of the offering price of the Registrant's Shares on November 15, 1995, is $1.00.

                              CONTENTS OF AMENDMENT


         This Post-Effective Amendment No. 15 to the Registration Statement of The Capitol Mutual Funds is comprised of the following papers and documents:

         1. The facing sheet to register a definite number of Shares of beneficial interest;

         2.   Signatures pages; and

         3. Exhibit Ex-99.B-10, the opinion and consent of Morrison & Foerster, counsel to the Registrant, as to the legality of the Shares being registered.

         With the exception of the items listed above, this Post-Effective Amendment No. 15 under the Securities Act of 1933 incorporates by reference all materials filed as part of Post-Effective Amendment No. 14 to Form N-1A for The Capitol Mutual Funds, File No. 33-33144.

         The sole purpose of this Post-Effective Amendment No. 15 is to register a definite number of additional Shares of beneficial interest of The Capitol Mutual Funds, pursuant to Rule 24e-2(a) under the Investment Company Act of 1940.

                                     PART C

                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

       (b)     Exhibits

               (Ex-99.B.10)Opinion and consent of Morrison & Foerster

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 15th day of November, 1995.

                                       THE CAPITOL MUTUAL FUNDS

                                       By:         *
                                               A. Max Walker
                                               President and Chairman
                                               of the Board of Trustees


                                        By:    /s/Richard H. Blank, Jr.
                                               Richard H. Blank, Jr.
                                               *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

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

          SIGNATURES                                    TITLE                                 DATE
                 *                             President and Chairman                  November 15, 1995
 ----------------------------------
(A. Max Walker)                               of the Board of Trustees
                                            (Principal Executive Officer)

                *                                     Treasurer                        November 15, 1995
----------------------------------
(Richard H. Rose)                                  Vice President
                                              (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         November 15, 1995
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         November 15, 1995
----------------------------------
(James Ermer)

                *                                      Trustee                         November 15, 1995
----------------------------------
(William H. Grigg)

                *                                      Trustee                         November 15, 1995
----------------------------------
(Thomas F. Keller)

                                                       Trustee                         November 15, 1995
(Carl E. Mundy, Jr.)

                *                                      Trustee                         November 15, 1995
----------------------------------
(Charles B. Walker)

                *                                      Trustee                         November 15, 1995
----------------------------------
(Thomas S. Word)

/s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact
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